Subsequent Events	6 Months Ended
Jun. 30, 2018
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

a)On July 6, 2018, the Partnership refinanced an outstanding $107 million Euro ($125 million) debt facility maturing in 2018 and secured by the Madrid Spirit LNG carrier with a new $100 million Euro ($117 million) debt facility maturing in 2024.
b) On July 10, 2018, the Pan Union Joint Venture took delivery of its third LNG carrier newbuilding, the Pan Europe, in which the Partnership has a 20% ownership interest. The vessel concurrently commenced its 20-year charter contract with Shell.
c) On July 17, 2018, the Partnership took delivery of an LNG carrier newbuilding, the Megara, which concurrently commenced its eight-year charter contract with Shell. Upon delivery of the vessel, the Partnership sold and leased back the vessel under a sale-leaseback financing transaction, which includes a purchase obligation at the end of the 10-year bareboat charter contract.
d) On July 31, 2018, the Partnership’s 50%-owned Exmar LPG Joint Venture took delivery of its ninth LPG carrier newbuilding, the Wepion. In addition, the Exmar LPG Joint Venture completed a three-year, $35 million financing for the Wepion in July 2018.